Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Intangible assets - Composition
  Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions

Cost
Balance as at January 1, 2020	323	209	86	75	176	44	99	34	1,046
Additions	-	-	-	-	-	2	18	1	21
Additions in respect of business combinations	18	-	-	-	1	-	-	7	26
Exit from consolidation	-	-	-	(5)	(10)	-	-	-	(15)
Translation differences	-	9	6	5	5	2	1	1	29
Balance as at December 31, 2020	341	218	92	75	172	48	118	43	1,107
Amortization and impairment losses
Balance as at January 1, 2020	21	70	28	43	114	26	68	24	394
Amortization	-	2	3	4	9	1	7	2	28
Impairment	-	-	-	-	-	5	-	-	5
Exit from consolidation	-	-	-	(2)	(3)	-	-	-	(5)
Translation differences	-	2	3	3	3	2	1	1	15
Balance as at December 31, 2020	21	74	34	48	123	34	76	27	437

Amortized Balance as at December 31 ,2020	320	144	58	27	49	14	42	16	670

Note 11 - Intangible Assets (cont'd)

  Composition (cont’d)

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions

Cost
Balance as at January 1, 2019	331	210	88	75	178	39	87	33	1,041
Additions	-	-	-	-	-	5	12	1	18
Translation differences	(8)	(1)	(2)	-	(2)	-	-	-	(13)
Balance as at December 31, 2019	323	209	86	75	176	44	99	34	1,046
Amortization and impairment losses
Balance as at January 1, 2019	22	68	26	39	105	25	63	22	370
Amortization	-	2	3	5	10	1	5	2	28
Translation differences	(1)	-	(1)	(1)	(1)	-	-	-	(4)
Balance as at December 31, 2019	21	70	28	43	114	26	68	24	394

Amortized Balance as at December 31 ,2019	302	139	58	32	62	18	31	10	652

Total book value of intangible assets having defined and indefinite useful lives
  Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As at December 31
2020	2019
$ millions	$ millions

Intangible assets having a defined useful life	317	318
Intangible assets having an indefinite useful life	353	334
	670	652